LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 12 – LOSS PER SHARE:

Basic and diluted loss per share:

Basic

Basic loss per share is calculated by dividing the result attributable to equity holders of the Company by the weighted average number of Ordinary Shares in issue during the year.

Diluted

All Ordinary Shares underlying outstanding options, RSU’s and warrants have been excluded from the calculation of the diluted loss per share for the years ended December 31, 2021, 2020 and 2019 since their effect was anti-dilutive. The total number of options, RSU’s and warrants excluded from the calculations of diluted loss per share were 12,191,029, 23,264,073 and 13,528,092 for the years ended December 31, 2021, 2020 and 2019, respectively.

	Year ended December 31
	2021	2020	2019
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$29,920	$24,225	$19,396

Weighted average number of ordinary shares in issue	66,346,506	43,668,155	35,881,256

Loss per ordinary share	$0.45	$0.55	$0.54

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)